Property and Equipment	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	Property and Equipment
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements and Other	Construction in progress*	Total
	(U.S. $ in thousands)
As of June 30, 2021
Opening cost balance	$9,652	$12,065	$19,687	$103,100	$11,261	$155,765
Additions	1,077	170	2,051	4,807	21,872	29,977
Transfer to assets held for sale	—	—	—	—	(35,123)	(35,123)
Disposals	(311)	(2,694)	(643)	(1,266)	—	(4,914)
Effect of change in exchange rates	12	(4)	93	355	1,990	2,446
Closing cost balance	10,430	9,537	21,188	106,996	—	148,151

Opening accumulated depreciation	(5,618)	(8,611)	(8,388)	(35,500)	—	(58,117)
Depreciation expense	(2,150)	(1,897)	(3,442)	(16,053)	—	(23,542)
Impairment	—	—	—	(3,676)	—	(3,676)
Effect of change in exchange rates	(7)	4	(31)	(99)	—	(133)
Disposals	230	1,442	602	1,264	—	3,538
Closing accumulated depreciation and impairment	(7,545)	(9,062)	(11,259)	(54,064)	—	(81,930)
Net book balance	$2,885	$475	$9,929	$52,932	$—	$66,221

As of June 30, 2022
Opening cost balance	$10,430	$9,537	$21,188	$106,996	$—	$148,151
Additions	78	16,818	6,409	28,628	—	51,933
Disposals	(1,160)	(7,720)	(2,230)	(14,631)	—	(25,741)
Effect of change in exchange rates	(208)	(311)	(210)	(1,326)	—	(2,055)
Closing cost balance	9,140	18,324	25,157	119,667	$—	172,288

Opening accumulated depreciation	(7,545)	(9,062)	(11,259)	(54,064)	—	(81,930)
Depreciation expense	(1,641)	(1,648)	(3,180)	(12,296)	—	(18,765)
Effect of change in exchange rates	130	88	119	1,083	—	1,420
Disposals	1,153	7,720	2,149	14,519	—	25,541
Closing accumulated depreciation and impairment	(7,903)	(2,902)	(12,171)	(50,758)	—	(73,734)
Net book balance	$1,237	$15,422	$12,986	$68,909	$—	$98,554
*Construction in progress is related to the construction project associated with our new headquarters building in Sydney, Australia. As of June 30, 2021, construction in progress has been transferred to assets held for sale. Please refer to Note 14, “Other Balance Sheet Accounts,” for details of the transaction.